Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit ¥ in Thousands, $ in Thousands		Ordinary shares Class A USD ($) shares	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class B USD ($) shares	Ordinary shares Class B CNY (¥) shares	Additional paid in capital USD ($)	Additional paid in capital CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Retained earnings (Accumulated deficit) USD ($)	Retained earnings (Accumulated deficit) CNY (¥)	USD ($)	CNY (¥)
Balance at Sep. 30, 2024			¥ 52,555		¥ 4,623		¥ 3,137,002		¥ 106,048		¥ (3,856,801)		¥ (556,573)
Balance (in Shares) at Sep. 30, 2024 | shares	[1]	731,178,920	731,178,920	63,927,890	63,927,890
Issuance of Class A shares			¥ 122,308				(59,854)		(646)				61,808
Issuance of Class A shares (in Shares) | shares	[1]	1,668,000,000	1,668,000,000
Net loss											(677,712)		(677,712)
Foreign currency translation adjustments									(42,154)				(42,154)
Balance at Mar. 31, 2025			¥ 174,863		¥ 4,623		3,077,148		63,248		(4,534,513)		(1,214,631)
Balance (in Shares) at Mar. 31, 2025 | shares	[1]	2,399,178,920	2,399,178,920	63,927,890	63,927,890
Balance at Sep. 30, 2025			¥ 174,941		¥ 4,632		3,465,510		79,989		(4,605,215)		(880,143)
Balance (in Shares) at Sep. 30, 2025 | shares	[1]	111,851,094,785	111,851,094,785	11,863,927,890	11,863,927,890
Net loss											(17,908)	$ (2,596)	(17,908)
Foreign currency translation adjustments									26,680				26,680
Balance at Mar. 31, 2026		$ 25,361	¥ 174,941	$ 672	¥ 4,632	$ 502,393	¥ 3,465,510	$ 15,464	¥ 106,669	$ (670,212)	¥ (4,623,123)	$ (126,322)	¥ (871,371)
Balance (in Shares) at Mar. 31, 2026 | shares	[1]	111,851,094,785	111,851,094,785	11,863,927,890	11,863,927,890

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one hundred thousandth to one (100,000:1) ordinary shares effective on January 24, 2025 and the Capital Reduction effective on May 9, 2025.